UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

SMASH SERIES C PORTFOLIO

FORM NQ
JULY 31, 2008

SMASh Series C Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 95.8%
CONSUMER DISCRETIONARY — 6.6%
Media — 5.3%
$400,000	Comcast Corp., 6.400% due 5/15/38	$364,943
	Time Warner Cable Inc.:
1,080,000	5.850% due 5/1/17	1,031,137
340,000	7.300% due 7/1/38	340,955
	Total Media	1,737,035
Multiline Retail — 1.3%
450,000	Federated Retail Holdings Inc., 5.350% due 3/15/12	418,193
	TOTAL CONSUMER DISCRETIONARY	2,155,228
CONSUMER STAPLES — 6.9%
Food & Staples Retailing — 5.1%
406,133	CVS Caremark Corp., 6.943% due 1/10/30 (a)	394,620
26,431	CVS Corp., 5.789% due 1/10/26 (a)	23,699
	Wal-Mart Stores Inc.:
700,000	4.250% due 4/15/13	696,995
510,000	5.800% due 2/15/18	527,983
	Total Food & Staples Retailing	1,643,297
Tobacco — 1.8%
600,000	Reynolds American Inc., 6.750% due 6/15/17	589,955
	TOTAL CONSUMER STAPLES	2,233,252
ENERGY — 19.4%
Energy Equipment & Services — 1.6%
500,000	Transocean Inc., 5.250% due 3/15/13	504,694
Oil, Gas & Consumable Fuels — 17.8%
115,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	122,500
750,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)	663,000
970,000	KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13 (a)	993,038
630,000	Kerr-McGee Corp., 6.950% due 7/1/24	645,732
	Kinder Morgan Energy Partners LP:
510,000	Medium-Term Notes, 6.950% due 1/15/38	504,612
725,000	Senior Notes, 5.950% due 2/15/18	706,756
1,307,000	Pemex Project Funding Master Trust, Senior Bonds,
	6.625% due 6/15/35	1,284,390
	XTO Energy Inc.:
580,000	5.650% due 4/1/16	563,046
260,000	Senior Notes, 7.500% due 4/15/12	279,138
	Total Oil, Gas & Consumable Fuels	5,762,212
	TOTAL ENERGY	6,266,906
FINANCIALS — 39.6%
Capital Markets — 9.1%
550,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	507,549
1,210,000	Kaupthing Bank HF, 7.625% due 2/28/15 (a)(b)(c)	1,109,691
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857%
	due 5/31/12 (d)(e)	169,725
	Lehman Brothers Holdings Inc.:
	Medium-Term Notes:
180,000	4.476% due 9/15/22 (d)	165,925
230,000	Senior Notes, 6.200% due 9/26/14	211,927
465,000	Subordinated Notes, 6.500% due 7/19/17	420,409
400,000	Morgan Stanley, 6.625% due 4/1/18	370,897
	Total Capital Markets	2,956,123

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Commercial Banks — 8.0%
$40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due
	6/30/14 (a)(d)(e)	$32,872
200,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15
	(a)(d)(e)	174,334
780,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	703,326
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due
	7/20/16 (a)(d)(e)	173,232
500,000	SunTrust Bank, 7.250% due 3/15/18	484,658
590,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (d)	401,044
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	198,484
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	417,303
	Total Commercial Banks	2,585,253
Consumer Finance — 4.8%
220,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	191,641
	American Express Co.:
800,000	7.000% due 3/19/18	796,990
440,000	Subordinated Debentures, 6.800% due 9/1/66 (d)	394,396
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13	25,112
170,000	5.625% due 8/1/33	129,886
	Total Consumer Finance	1,538,025
Diversified Financial Services — 10.9%
160,000	Bank of America Corp., 5.375% due 8/15/11	160,146
	Citigroup Inc.:
140,000	5.500% due 4/11/13	136,893
400,000	5.000% due 9/15/14	363,266
200,000	6.000% due 8/15/17	189,472
800,000	6.875% due 3/5/38	774,445
	General Electric Capital Corp.:
500,000	Senior Notes, 5.625% due 5/1/18	487,157
500,000	Subordinated Debentures, 6.375% due 11/15/67 (d)	462,618
	Residential Capital LLC:
90,000	8.500% due 5/15/10 (a)	64,800
276,000	9.625% due 5/15/15 (a)	109,020
250,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(d)	147,500
	TNK-BP Finance SA:
445,000	7.500% due 7/18/16 (a)	406,675
100,000	6.625% due 3/20/17 (a)	85,000
150,000	Senior Notes, 7.875% due 3/13/18 (a)	139,500
	Total Diversified Financial Services	3,526,492
Insurance — 3.0%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	554,302
480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (d)	405,672
	Total Insurance	959,974
Thrifts & Mortgage Finance — 3.8%
	Countrywide Financial Corp.:
200,000	3.022% due 3/24/09 (d)	196,177
505,000	6.250% due 5/15/16	435,654
250,000	Medium-Term Notes, 5.800% due 6/7/12	234,767
	Washington Mutual Inc.:
90,000	Senior Notes, 5.250% due 9/15/17	56,791

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Thrifts & Mortgage Finance — 3.8% (continued)
$615,000	Subordinated Notes, 4.625% due 4/1/14	$304,752
	Total Thrifts & Mortgage Finance	1,228,141
	TOTAL FINANCIALS	12,794,008
HEALTH CARE — 5.4%
Health Care Providers & Services — 2.5%
350,000	Cardinal Health Inc., 5.850% due 12/15/17	342,458
490,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	469,092
	Total Health Care Providers & Services	811,550
Pharmaceuticals — 2.9%
600,000	GlaxoSmithKline Capital Inc., 5.650% due 5/15/18	601,056
345,000	Wyeth, 5.950% due 4/1/37	327,509
	Total Pharmaceuticals	928,565
	TOTAL HEALTH CARE	1,740,115
MATERIALS — 5.2%
Chemicals — 1.3%
400,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	406,918
Metals & Mining — 3.9%
400,000	Alcoa Inc., 6.000% due 7/15/13	400,405
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	876,923
	Total Metals & Mining	1,277,328
	TOTAL MATERIALS	1,684,246
TELECOMMUNICATION SERVICES — 5.5%
Diversified Telecommunication Services — 3.6%
500,000	AT&T Inc., 6.300% due 1/15/38	471,908
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	233,006
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	356,033
	Verizon Communications Inc.:
60,000	5.500% due 2/15/18	57,485
30,000	6.100% due 4/15/18	29,984
	Total Diversified Telecommunication Services	1,148,416
Wireless Telecommunication Services — 1.9%
200,000	America Movil SAB de CV, 5.625% due 11/15/17	191,454
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	427,714
	Total Wireless Telecommunication Services	619,168
	TOTAL TELECOMMUNICATION SERVICES	1,767,584
UTILITIES — 7.2%
Electric Utilities — 6.0%
390,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	401,652
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35	202,007
430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	461,207
	Pacific Gas & Electric Co.:
580,000	5.625% due 11/30/17	575,349
310,000	First Mortgage Bonds, 6.050% due 3/1/34	293,401
	Total Electric Utilities	1,933,616
Independent Power Producers & Energy Traders — 0.1%
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	36,932

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value
Multi-Utilities — 1.1%
$350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	$352,933
	TOTAL UTILITIES	2,323,481
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $32,781,802)	30,964,820
SOVEREIGN BOND — 2.2%
Russia — 2.2%
644,190	Russian Federation, 7.500% due 3/31/30 (a)
	(Cost - $731,206)	725,755
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $33,513,008)	31,690,575
SHORT-TERM INVESTMENT — 0.4%
U.S. Government Agency — 0.4%
114,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825%
	due 12/15/08 (f)(g)
	(Cost - $113,225)	112,934
	TOTAL INVESTMENTS — 98.4% (Cost — $33,626,233#)	31,803,509
	Other Assets in Excess of Liabilities — 1.6%	532,651
	TOTAL NET ASSETS — 100.0%	$32,336,160

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series C Portfolio (the "Portfolio") is a separate investment series of Master Portfolio Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Credit Default Swaps. The Portfolio may enter into credit default swap ("CDS") contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$150,555
Gross unrealized depreciation	(1,973,279)
Net unrealized depreciation	$(1,822,724)

At July 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	143	9/08	$15,831,262	$15,921,039	$89,777

Contracts to Sell:
U.S. Treasury 10 Year Notes	79	9/08	8,939,089	9,071,421	(132,332)

Net Unrealized Loss on Open Futures Contracts					$(42,555)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2008, written option transactions for the Portfolio were as follows:

	Number of	Premiums
	Contracts	Received
Options written, outstanding October 31, 2007	23	$9,291
Options written	236	113,820
Options closed	(24)	(24,192)
Options expired	(235)	(98,919)
Options written, outstanding July 31, 2008	-	-

At July 31, 2008, the Portfolio had the following open swap contracts:

			PAYMENTS
			MADE BY	PAYMENTS
	NOTIONAL	TERMINATION	THE	RECEIVED BY	UNREALIZED/
SWAP COUNTERPARTY (REFERENCE ENTITY)	AMOUNT	DATE	PORTFOLIO	THE PORTFOLIO	DEPRECIATION

Credit Default Swaps:
Barclay's Capital Inc.(CDX North America				0.350%
Crossover Index)	$1,000,000	6/20/12	(a)	quarterly	$(26,235)

Barclay's Capital Inc.(CDX North America				0.600%
Crossover Index)	$5,000,000	12/20/12	(a)	quarterly	(13,419)
Net unrealized depreciation on open swap contracts					$(39,654)

(a) As a seller of protection, the Portfolio will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*   *   *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2008